CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0